Income Taxes - Schedule of Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Income tax expense	$ 42,406	$ 0
Effective income tax rate	(10.00%)	0.00%